UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund:    BlackRock Limited Duration Income Trust (BLW)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:    Donald C. Burke, Chief Executive Officer, BlackRock Limited Duration Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
		Amount	Asset-Backed Securities+	Value
	USD	26,968,718	Sterling Bank Trust Series 2004-2 Class NOTE,
			2.081% due 3/30/2030 (i)	$674,218
		21,937,457	Sterling Coofs Trust Series 1, 2.362% due 4/15/2029 (i)	946,053
			Total Asset-Backed Securities
			(Cost - $7,085,927) - 0.3%	1,620,271
			U.S. Government & Agency Obligations
		17,000,000	Fannie Mae, 7.25% due 1/15/2010 (m)	18,457,529
			U.S. Treasury Notes:
		17,000,000	3.375% due 12/15/2008 (m)	17,179,299
		6,000,000	3.875% due 5/15/2009 (l)(m)	6,128,904
		3,425,000	3.375% due 9/15/2009 (m)	3,490,825
		1,815,000	4.25% due 8/15/2015 (m)	1,919,787
			Total U.S. Government & Agency Obligations
			(Cost - $46,283,579) - 7.3%	47,176,344
			U.S. Government Agency Mortgage-Backed Securities+
			Fannie Mae Guaranteed Pass-Through Certificates:
		121,000,000	5.00% due 2/15/2023 (h)	122,625,998
		8,395,092	5.50% due 12/01/2028 - 11/01/2033 (l)(m)	8,523,985
			Total U.S. Government Agency Mortgage-Backed
			Securities (Cost - $130,441,458) - 20.4%	131,149,983
Industry			Floating Rate Loan Interests++
Aerospace & Defense - 1.1%		1,745,684	DynCorp Term Loan C, 6.875% due 6/28/2012	1,626,396
		391,516	Hawker Beechcraft Acquisition Co. LLC Letter of
			Credit, 6.93% due 3/31/2014	357,748
		4,592,306	Hawker Beechcraft Acquisition Co. LLC Term Loan
			B, 6.83% due 3/31/2014	4,196,220
		635,759	IAP Worldwide Services Inc. Term Loan, 11.125%
			due 12/31/2012	553,111
		486,250	Wesco Aircraft Hardware Corp. First Lien Term
			Loan, 7.08% due 9/25/2013	465,584
				7,199,059
Airlines - 0.6%		3,000,000	US Airways Group, Inc. Term Loan B, 5.785%
			due 3/22/2014	2,615,625
		1,613,750	United Air Lines, Inc. Term Loan B, 6.00% - 7.13%
			due 1/30/2014	1,445,820
				4,061,445
Auto Components - 0.7%		2,750,000	Allison Transmission Term Loan B, 5.92%
			due 8/07/2014	2,398,883
		863,110	Mark IV Industries First Lien Term Loan,
			7.41% - 9.66% due 6/01/2011	704,514
		98,077	Metaldyne Corp. Letter of Credit, 3.90% - 8.25%
			due 1/15/2012	83,856
		666,923	Metaldyne Term Loan B, 8.25% due 1/11/2014	570,219
		495,000	Motorsport Aftermarket Group Term Loan B, 7.33%
			due 11/03/2013	455,400
				4,212,872
Beverages - 0.3%	EUR	1,500,000	Culligan International Second Lien Term Loan,
			8.989% - 9.56% due 5/25/2013	1,271,130
	USD	1,000,000	Le-Nature's, Inc. Term Loan B, 10.25%
			due 12/28/2012 (e)	511,250
				1,782,380
Building Products - 1.2%		195,510	Armstrong World Term Loan B, 5.739%
			due 10/02/2013	189,156

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	2,475,094	Building Material Corp. of America First Lien Term
			Loan, 6.688% due 2/22/2014	$1,976,538
		1,490,000	Custom Building Products Second Lien Term Loan,
			9.718% due 4/29/2012	1,326,100
	EUR	1,020,730	Lafarge Roofing SA Term Loan B, 6.89%
			due 5/01/2015	1,069,379
	USD	278,063	Lafarge Roofing SA Term Loan B, 6.955%
			due 5/01/2015	201,596
	EUR	1,018,674	Lafarge Roofing SA Term Loan C, 7.14%
			due 5/01/2016	1,073,889
	USD	284,751	Lafarge Roofing SA Term Loan C, 7.205%
			due 5/01/2016	207,868
		242,918	Masonite International Term Loan, 5.331% - 6.83%
			due 4/06/2013	207,916
		243,332	Masonite International Term Loan B, 5.331% - 6.83%
			due 4/06/2013	208,270
		1,817,627	United Subcontractors Inc. First Lien Term Loan, 7.566%
			due 12/27/2012	1,490,454
				7,951,166
Capital Markets - 0.1%		500,000	Marsico Parent Company, LLC Term Loan B, 8.125%
			due 11/14/2014	480,000
Chemicals - 3.5%	EUR	500,000	Brenntag AG Term Loan B, 6.655% due 11/24/2037	686,803
		1,000,000	Cognis Deutschland Term Loan B, 6.948%
			due 11/16/2013	1,309,536
	USD	2,000,000	Flint Group Term Loan B, 7.39% due 5/30/2015	1,853,500
		4,516,463	Huntsman ICI Holdings Term Loan B, 5.035%
			due 8/16/2012	4,269,314
		1,492,500	ISP Chemco Term Loan B, 6.438% - 6.938%
			due 5/25/2014	1,385,227
		1,152,115	Ineos Group Plc Term Loan A, 7.36% due 2/20/2013	1,026,823
		1,665,110	Ineos Group Plc Term Loan B, 7.451% due 2/20/2015	1,533,982
		1,732,500	Ineos Group Plc Term Loan C, 7.86% - 7.951%
			due 2/20/2014	1,596,066
		1,280,142	Invista Term Loan B-1, 6.33% due 4/29/2011	1,217,201
		678,570	Invista Term Loan B-2, 6.33% due 4/29/2011	645,207
	EUR	1,032,477	Lucite International Finance Plc Payment In
			Kind, 13.411% due 7/03/2014	1,419,861
	USD	1,562,087	Nalco Co. Tranche B Term Loan, 5.08% - 6.48%
			due 11/04/2010	1,519,130
		975,000	Rockwood Specialties Group, Inc. Tranche D Term
			Loan, 6.46% due 12/10/2012	923,000
	EUR	595,770	Viridian Group Plc Term Loan, 8.608% due 4/20/2012	806,016
	GBP	1,197,885	Viridian Group Plc Term Loan, 8.234% - 10.309%
			due 12/21/2012	2,131,934
				22,323,600
Commercial Services &	USD	158,019	Aramark Corp. Letter of Credit, 6.845% due 1/30/2014	145,259
Supplies - 2.3%		2,487,331	Aramark Corp. Term Loan B, 6.705% due 1/30/2014	2,286,479
		1,240,625	Brickman Group, Inc. Term Loan, 7.143%
			due 1/30/2014	1,141,375
		500,000	EnviroSolutions Term Loan B, 8.349% - 9.278%
			due 7/01/2012	470,000

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	167,105	Euramax International Plc Second Lien Term
			Loan, 12.646% due 6/29/2013	$120,984
		82,895	Euramax International Plc Second Lien Term
			Loan, 12.646% due 11/12/2037	49,737
		1,492,500	Jason, Inc. Term Loan B, 6.523% due 4/30/2010	1,402,950
		1,123,200	John Maneely Co. Term Loan B, 7.693% - 8.13%
			due 12/15/2013	953,115
		250,000	Kion GmbH Term Loan B, 6.751% due 3/04/2015	228,625
		250,000	Kion GmbH Term Loan C, 7.251% due 3/04/2016	227,500
		769,056	Language Line Services Term Loan B1, 8.34%
			due 11/14/2011	738,294
		3,650,000	Service Master Bridge Loan, 9.59% due 6/19/2008	3,061,438
		644,164	Sirva Worldwide Tranche B Term Loan, 11.93%
			due 12/01/2010	321,008
		1,198,637	Thermo Fluids, Inc. Term Loan, 8.34% - 8.46%
			due 6/27/2013	1,024,834
		2,962,575	West Corp. Term Loan, 5.66% - 7.428%
			due 10/31/2013	2,725,569
				14,897,167
Communications Equipment - 1.0%		5,245,625	Alltel Corp. Term Loan B3, 6.773% due 5/18/2015	4,766,232
		1,990,000	SafeNet, Inc. First Lien Term Loan, 7.127%
			due 4/12/2014	1,751,200
				6,517,432
Computers & Peripherals - 0.6%		750,000	Intergraph Corp. Second Lien Term Loan, 11.062%
			due 11/17/2014	729,375
		418,690	Intergraph Corp. Term Loan, 6.845% - 7.081%
			due 5/15/2014	398,803
		1,853,049	Reynolds and Reynolds Co. First Lien Term Loan,
			6.843% due 10/31/2012	1,695,540
		1,250,000	Reynolds and Reynolds Co. Second Lien Term
			Loan, 10.343% due 10/31/2013	1,193,750
				4,017,468
Construction Materials - 0.1%		483,750	Nortek, Inc. Term Loan, 7.10% due 8/27/2011	442,631
Containers & Packaging - 1.8%		250,000	Atlantis Plastics Term Loan C, 13.98% due 3/22/2012	175,000
		363,636	Bluegrass Container Co. Delay Draw Term Loan,
			9.293% due 6/30/2013	359,636
		340,273	Bluegrass Container Co. Delay Draw Term Loan 2,
			6.543% - 7.08% due 6/30/2013	328,971
		1,137,227	Bluegrass Container Co. First Lien Term Loan,
			6.543% - 7.08% due 6/30/2013	1,099,455
		1,136,364	Bluegrass Container Co. Second Lien Term Loan,
			9.293% due 6/30/2013	1,123,864
		992,500	Consolidated Container Co. LLC First Lien Term
			Loan, 7.23% due 4/15/2014	802,684
		350,000	Consolidated Container Co. LLC Second Lien Term
			Loan, 10.345% - 10.48% due 10/15/2014	203,000
		4,962,500	Graham Packaging Co. LP Term Loan B,
			6.813% - 7.75% due 4/15/2011	4,577,906
	EUR	1,000,000	Mivisa Envases SAU Term Loan B, 7.087%
			due 6/03/2015	1,358,473

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	567,645	Smurfit-Stone Container Corp. Deposit Account,
			6.70% due 11/01/2010	$540,524
		1,226,615	Solo Cup Co. Term Loan, 8.13% - 8.54%
			due 2/27/2011	1,180,179
				11,749,692
Distributors - 0.5%		332,184	Buhrmann USA, Inc. Term Loan C, 6.966% - 6.983%
			due 12/23/2010	323,880
		1,503,600	Buhrmann USA, Inc. Term Loan D, 6.99% - 7.01%
			due 11/23/2010	1,466,010
		1,485,000	Keystone Automotive Operations, Inc. Term Loan
			B, 7.451% - 8.396% due 1/15/2012	1,282,050
				3,071,940
Diversified Financial		1,407,143	BNY ConvergEx Group First Lien Term Loan,
Services - 0.9%			7.83% - 9.25% due 8/01/2013	1,305,125
		4,000,000	JG Wentworth Manufacturing First Lien Term Loan,
			7.093% due 4/03/2014	3,420,000
		400,000	JG Wentworth Manufacturing Term Loan B, 7.093%
			due 4/15/2014	342,000
		752,055	Professional Services Term Loan, 7.60%
			due 10/31/2012	737,014
				5,804,139
Diversified Telecommunication		500,000	Country Road Communications Second Lien Term
Services - 1.4%			Loan, 12.59% due 7/15/2013	492,500
	EUR	2,000,000	Eircom Group Plc Term Loan B, 6.625% due 8/14/2014	2,734,912
		2,000,000	Eircom Group Plc Term Loan C, 6.875% due 8/14/2013	2,751,751
	USD	2,000,000	Iowa Telecom Term Loan B, 6.60% - 7.23%
			due 11/23/2011	1,883,750
	EUR	653,637	Wind Telecomunicazione Spa Term Loan A,
			6.202% - 6.722% due 9/22/2012	935,727
				8,798,640
Electric Utilities - 0.1%	USD	762,973	TPF Generation Holdings LLC First Lien Term Loan,
			6.83% due 11/28/2013	680,000
		150,543	TPF Generation Holdings LLC Letter of Credit,
			6.93% due 11/28/2013	134,171
		47,192	TPF Generation Holdings LLC Revolving Credit,
			6.93% due 11/28/2013	42,060
				856,231
Electrical Equipment - 0.4%		500,000	Electrical Components International Holdings
			Second Lien Term Loan, 11.37% due 5/05/2014	410,000
		980,000	Generac Power Systems, Inc. First Lien Term Loan,
			7.203% due 11/15/2013	816,200
		500,000	Generac Power Systems, Inc. Second Lien Term
			Loan, 10.703% due 5/10/2014	368,215
		1,121,739	Sensus Metering Systems, Inc. Term Loan B-1,
			5.926% - 7.04% due 12/17/2010	1,065,652
		72,880	Sensus Metering Systems, Inc. Term Loan B-2,
			6.718% - 6.901% due 12/19/2010	69,236
				2,729,303
Electronic Equipment &		890,625	Flextronics International Ltd. Delay Draw Term
Instruments - 0.6%			Loan, 7.455% due 10/05/2014	862,793

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	3,099,375	Flextronics International Ltd. Term Loan B,
			7.394% - 7.395% due 10/05/2012	$3,006,393
				3,869,186
Energy Equipment & Services -		3,473,173	Dresser, Inc. First Lien Term Loan, 7.345% - 7.449%
0.8%			due 5/15/2014	3,095,466
		491,250	MEG Energy Corp. Term Loan B, 6.83%
			due 4/03/2013	464,477
		1,473,750	Trinidad Energy Services Term Loan, 7.131%
			due 4/15/2011	1,429,537
				4,989,480
Food & Staples Retailing - 1.8%		66,667	Advance Food Co. Term Loan, 6.13% due 3/31/2014	59,333
		771,944	Advance Food Co. Term Loan B, 6.58%
			due 3/31/2014	687,031
		981,084	Advantage Sales & Marketing Term Loan B,
			6.42% - 6.85% due 4/15/2013	906,276
		980,000	Bolthouse Farms, Inc. First Lien Term Loan, 7%
			due 11/29/2012	922,425
		500,000	DS Waters LP Term Loan B, 9.225% due 3/31/2012	472,500
		279,689	Dole Food Co., Inc. Letter of Credit, 6.507%
			due 4/12/2013	253,608
		618,288	Dole Food Co., Inc. Term Loan B, 6.00% - 8.25%
			due 4/12/2013	560,633
		2,060,961	Dole Food Co., Inc. Term Loan C, 6.313% - 8.25%
			due 3/31/2013	1,868,776
		1,933,061	Eight O'Clock Coffee First Lien Term Loan, 7.625%
			due 7/21/2012	1,855,739
		495,000	McJunkin Corp. Term Loan B, 8.08% due 1/30/2014	484,172
		1,160,833	The Pantry Term Loan B, 6.60% due 4/25/2014	1,056,358
		591,248	Pierre Foods, Inc. Term Loan B, 8.88%
			due 6/30/2010	545,426
		1,364,688	Sturm Foods, Inc. First Lien Term Loan, 7.563%
			due 1/22/2014	1,109,945
		500,000	Sturm Foods, Inc. First Lien Term Loan, 7.563%
			due 1/30/2014 (j)	406,667
		500,000	Sturm Foods, Inc. Second Lien Term Loan, 11.06%
			due 11/12/2037	396,667
				11,585,556
Food Products - 1.1%		434,303	Chiquita Brands International Term Loan C, 6.313%
			due 6/28/2012	420,840
		1,937,500	Jetro Holdings, Inc. Term Loan, 7.19% due 5/11/2014	1,845,469
		2,166,771	Michael Foods Term Loan B, 6.91% due 11/21/2010	2,118,019
		2,902,500	OSI Industries Term Loan B, 6.843% due 9/02/2011	2,721,093
				7,105,421
Health Care Equipment &		4,488,750	Biomet, Inc. Term Loan B, 7.858% due 12/28/2014	4,348,988
Supplies - 1.2%		2,500,000	ReAble Therapeutics Finance LLC Term Loan,
			7.83% due 5/14/2014	2,439,583
		972,500	Select Medical Term Loan B, 6.83% - 8.25%
			due 2/24/2012	901,184
				7,689,755

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
Health Care Providers &	USD	1,000,000	Aearo Technologies Second Lien Term Loan,
Services - 2.6%			10.33% due 5/23/2014	$995,000
		856,860	CCS Medical First Lien Term Loan, 8.10%
			due 10/31/2012	810,804
		7,842,614	Community Health Term Loan B, 7.331%
			due 7/25/2014	7,213,699
		1,985,000	Health Management Associates, Inc. Term Loan B,
			6.58% - 6.595% due 1/15/2014	1,739,356
		841,729	HealthSouth Corp. Term Loan B, 6.92% - 7.35%
			due 3/12/2014	784,211
	EUR	1,995,000	PTS Cardinal Health Term Loan B, 6.976%
			due 11/19/2037	2,728,692
	USD	997,494	Surgical Care Affiliates Term Loan B, 7.08%
			due 12/26/2014	1,737,820
		977,724	Vanguard Health Systems Term Loan B, 7.095%
			due 9/23/2011	902,765
				16,912,347
Health Care Technology - 0.2%		1,500,000	Misys Hospital Systems, Inc. Term Loan B, 8.22%
			due 10/11/2014	1,462,500
Hotels, Restaurants &		446,371	Arby's Restaurant Group Term Loan B, 7.00% - 7.095%
Leisure - 3.3%			due 7/31/2012	425,447
		2,202,870	Cracker Barrel Term Loan B, 6.40% due 4/27/2013	2,059,683
		1,667,717	Greektown Casino Term Loan B, 7.188%
			due 12/01/2012	1,550,977
		478,068	Green Valley Ranch Gaming LLC Term Loan,
			6.843% - 7.081% due 1/29/2012	420,700
		1,500,000	Green Valley Ranch Gaming LLC Term Loan, 8.331%
			due 8/30/2014	1,245,000
		700,000	Harrah's Entertainment, Inc. Term Loan B2, 6.244%
			due 1/29/2015	642,542
		500,000	Harrah's Entertainment, Inc. Term Loan B3,
			6.244% due 1/29/2015	460,000
		550,000	Harrah's Operating Term Loan B, 6.244%
			due 1/31/2015	505,313
		2,288,500	Las Vegas Sands LLC Term Loan B, 6.58%
			due 5/04/2014	2,021,986
		1,687,447	MotorCity Casino Term Loan B, 6.843% - 7.151%
			due 7/21/2012	1,569,326
		75,188	OSI Restaurant Partners, Inc. Revolving Credit,
			7.128% due 5/15/2014	63,048
		889,514	OSI Restaurant Partners, Inc. Term Loan B, 7.125%
			due 5/15/2014	745,895
		4,066,681	Penn National Gaming Term Loan B, 6.58% - 6.76%
			due 10/03/2012	3,956,372
		1,970,000	QCE LLC First Lien Term Loan, 7.00% - 7.125%
			due 5/05/2013	1,760,688
		3,991,370	Travelport, Inc. Payment In Kind Term
			Loan, 11.83% due 3/20/2012 (j)	3,362,729
		28,997	Travelport, Inc. Standby Letter of Credit, 7.08%
			due 8/31/2013	26,623
		144,516	Travelport, Inc. Term Loan B, 7.08% due 8/31/2013	132,683

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	492,437	Wembley, Inc. First Lien Term Loan, 7.35% - 7.97%
			due 8/12/2012	$438,269
				21,387,281
Household Durables - 0.1%		94,702	Berkline Corp. First Lien Term Loan, 8.49%
			due 11/10/2011	56,821
		1,005,050	Berkline Corp. Second Lien Term Loan, 14.25%
			due 5/11/2012	50,252
		385,203	Visant Holding Corp. Term Loan C, 6.718%
			due 10/04/2011	376,215
				483,288
Household Products - 0.1%		1,087,115	Central Garden & Pet Term Loan B, 6.03% - 6.35%
			due 9/30/2012	940,355
IT Services - 2.1%		735,000	Affiliated Computer Services Term Loan B, 5.285%
			due 3/20/2013	702,040
		4,000,000	Alliance Data Systems Term Loan, 6.114%
			due 12/15/2014	3,720,000
		1,000,000	Audio Visual Services Corp. Second Lien Term
			Loan, 10.35% due 9/15/2014	920,000
		250,000	Emdeon Business Services Second Lien Term Loan,
			9.83% due 5/16/2013	238,750
		4,738,125	First Data Corp. Term Loan B, 7.58% - 7.634%
			due 9/24/2014	4,266,468
		692,221	RedPrairie Corp. First Lien Term Loan,
			8.063% - 9.25% due 7/17/2012	643,765
		2,437,875	SunGard Data Systems, Inc. Term Loan B, 6.898%
			due 2/28/2014	2,254,274
		940,000	Verifone, Inc. Term Loan B, 6.71% due 2/28/2013	902,400
				13,647,697
Independent Power Producers &		428,571	The AES Corp. Term Loan, 7.00% - 7.19%
Energy Traders - 2.2%			due 4/30/2008	409,018
		2,992,500	TXU Corp. Term Loan B-2, 8.396% due 10/14/2029	2,746,298
		11,970,000	TXU Corp. Term Loan B-3, 8.396% due 10/10/2014	11,030,080
				14,185,396
Industrial Conglomerates - 0.1%		93,750	Trimas Corp. Letter of Credit, 6.85% due 8/02/2011	91,875
		401,172	Trimas Corp. Term Loan B, 5.516% due 8/02/2013	393,148
				485,023
Insurance - 0.3%		740,631	Conseco Term Loan B, 6.845% due 10/10/2013	665,334
		1,107,854	Sedgwick Claims Management Service, Inc. Term
			Loan B, 7.08% due 3/03/2013	1,049,692
				1,715,026
Internet & Catalog Retail - 0.2%		650,752	FTD Flowers Term Loan, 6.595% due 7/28/2013	642,618
		960,610	Oriental Trading First Lien Term Loan, 7.10% - 7.34%
			due 7/31/2013	845,337
				1,487,955
Leisure Equipment & Products - 0.1%		985,000	24 Hour Fitness Term Loan B, 7.19% - 7.35%
			due 6/08/2012	886,500
Life Sciences Tools & Services - 0.2%		982,500	Quintiles Transnational Term Loan B, 6.83%
			due 3/21/2013	941,972
		250,000	Quintiles Transnational Term Loan C, 8.83%
			due 3/21/2014	239,375
				1,181,347
Machinery - 2.4%		735,439	Blount, Inc. US Term Loan B, 6.381% due 8/09/2010	709,699

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	995,000	Bucyrus International Term Loan, 6.229% - 6.624%
			due 5/04/2014	$945,250
		1,940,979	Colfax Corp. Term Loan B, 7.125% due 12/19/2011	1,902,159
	GBP	1,000,000	Invensys Plc, 8.405% due 12/09/2010	1,938,832
	USD	1,000,000	Invensys Plc Term Loan A, 6.90% due 12/15/2010	969,167
		1,500,000	Lincoln Industrial Second Lien Term Loan, 10.87%
			due 12/18/2014	1,470,000
		492,500	NACCO Materials Handling Group Term Loan B,
			6.74% - 6.87% due 3/21/2013	453,100
		1,000,000	Navistar International Transportation Corp.
			Revolving Credit, 8.23% - 8.324% due 6/30/2012	900,000
		2,750,000	Navistar International Transportation Corp. Term
			Loan, 8.23% due 6/30/2012	2,475,000
		2,468,750	OshKosh Truck Corp. Term Loan B, 6.90%
			due 11/30/2013	2,277,982
		82,917	Standard Steel Delay Draw Term Loan, 5.79% - 6.44%
			due 6/21/2012	80,015
		410,417	Standard Steel First Lien Term Loan, 7.33%
			due 6/21/2012	396,052
		621,458	Synventive Molding Solutions Mezzanine,
			due 11/23/2037 (e)	279,656
		289,305	Wastequip Delay Draw Term Loan, 7.08%
			due 1/17/2013	258,928
		687,100	Wastequip Term Loan B, 7.08% due 1/17/2013	614,954
				15,670,794
Marine - 0.4%		1,488,759	Dockwise Shipping BV Term Loan B, 7.205%
			due 4/26/2015	1,414,321
		1,488,759	Dockwise Shipping BV Term Loan C, 7.205% - 7.705%
			due 4/26/2016	1,421,765
				2,836,086
Media - 15.9%		985,000	Acosta, Inc. Term Loan, 7.10% due 2/28/2014	914,408
		500,000	Affinion Group, Inc. Term Loan, 11.678%
			due 1/31/2012	420,000
		500,000	Affinion Group, Inc. Term Loan, 11.68%
			due 3/01/2012	420,000
		1,485,000	Alix Partners Term Loan B, 6.38% due 10/30/2013	1,427,456
		985,058	Atlantic Broadband Finance Term Loan B, 7.08%
			due 2/27/2014	934,985
		711,964	CMP Susquehanna Corp. Term Loan B, 5.989% - 6.875%
			due 6/07/2013	624,749
		3,930,000	Cablevision Systems Corp. Term Loan B, 6.896%
			due 3/23/2013	3,606,828
		1,995,000	Catalina Marketing Group Term Loan, 7.83%
			due 10/01/2014	1,818,776
		6,451,250	Cequel Communications LLC Term Loan B,
			6.646% - 8.25% due 11/05/2013	5,588,395
		6,000,000	Charter Communications Term Loan B, 6.99%
			due 11/23/2037	5,221,152
		750,000	Choice Cable Second Lien Term Loan, 12.375%
			due 1/28/2012	630,000
		1,106,605	Cinemark Term Loan, 6.07% - 6.98% due 10/05/2013	1,007,183

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	2,290,495	Clarke American Corp. Term Loan B, 7.33% - 7.70%
			due 3/12/2013	$1,861,027
		973,460	ClientLogic Holding Corp. Term Loan B,
			7.345% - 7.46% due 1/30/2014	863,946
		1,307,343	DIRECTV Holdings LLC Tranche B Term Loan,
			6.355% due 4/13/2013	1,276,112
		617,737	Dex Media West LLC Term Loan B, 6.33% - 6.38%
			due 3/09/2010	597,403
		2,457,874	Dex Media West LLC Term Loan B-1, 5.48% - 6.65%
			due 3/09/2010	2,372,232
		995,000	Discovery Communications Term Loan B, 6.83%
			due 5/15/2013	942,763
		8,500,000	Education Media and Publishing Second Lien Term
			Loan, 13.641% due 11/14/2014	8,075,000
		642,857	Formula One Group Second Lien Term Loan, 7.093%
			due 7/05/2014	573,750
		1,000,000	Formula One Group Term Loan B, 8.218%
			due 12/31/2013	926,875
		857,143	Formula One Group Term Loan B, 7.093%
			due 1/05/2014	794,464
		591,667	GateHouse Media Operating, Inc. Delay Draw Term
			Loan, 6.45% - 7.07% due 9/15/2014	463,867
		1,000,000	GateHouse Media Operating, Inc. Term Loan B,
			7.07% due 9/15/2014	784,000
		2,000,000	Gray Communications Systems, Inc. First Lien Delay
			Draw Term Loan, 6.21% due 9/18/2014	1,787,500
		487,512	HIT Entertainment Ltd. First Lien Term Loan, 6.60%
			due 8/31/2012	438,761
		1,492,500	Hanley-Wood LLC Term Loan B, 6.305% - 6.979%
			due 3/07/2014	1,160,419
		4,477,500	Idearc, Inc. Term Loan B, 6.83% due 11/15/2014	4,070,455
		2,700,000	Insight Midwest Holdings LLC Term Loan B, 6.48%
			due 4/06/2014	2,460,750
		1,000,000	Intelsat Ltd. Term Loan B, 5.644% due 1/31/2014	974,583
		496,250	Knology, Inc. First Lien Term Loan, 6.953%
			due 5/11/2010	446,625
		1,980,000	Mediacom Communications Term Loan D,
			5.13% - 5.74% due 1/31/2015	1,743,107
		1,955,250	Mediacom LLC Term Loan C, 5.13% - 6.60%
			due 1/31/2015	1,722,714
		4,912,500	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
			8.108% due 4/30/2011	4,347,563
		356,000	Multicultural Radio Broadcasting Inc. Term Loan,
			7.901% due 12/15/2012	345,320
	GBP	2,000,000	NTL Cable Plc Second Lien Term Loan, 8.905%
			due 7/17/2013	3,586,013
		913,855	NTL Cable Plc Term Loan, 8.283% due 11/19/2037	1,662,777
	USD	456,928	NTL Cable Plc Term Loan B, 6.055% due 1/10/2013	428,370
		1,000,000	National Cinemedia LLC Term Loan B, 6.87%
			due 2/28/2015	906,563

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	300,000	New Wave Communications Delay Draw Term Loan,
			8.345% - 10% due 6/30/2013	$285,000
		935,750	New Wave Communications Term Loan B, 8.345%
			due 6/30/2013	888,963
		1,902,132	Nexstar Broadcasting Group Term Loan, 6.58%
			due 10/01/2012	1,711,919
		1,801,065	Nexstar Broadcasting Group Term Loan B, 6.58%
			due 10/01/2012	1,620,958
		3,456,260	Nielsen Finance LLC Term Loan B, 6.661% - 7.146%
			due 8/15/2013	3,182,638
		2,972,475	PanAmSat Corp. Term Loan B, 6.60% due 1/19/2014	2,583,931
		1,116,563	Penton Media Term Loan, 5.535% - 7.23%
			due 2/15/2013	983,971
		1,000,000	Penton Media Term Loan, 9.98% due 2/15/2014	835,000
	EUR	432,414	ProSiebenSat 1 Media AG Mezzanine Term Loan,
			7.075% due 6/28/2017	452,152
		1,432,414	ProSiebenSat 1 Media AG Second Lien Term Loan,
			2.625% - 8.45% due 12/28/2016	1,511,996
		67,586	ProSiebenSat.1 Media AG Term Loan B, 6.504%
			due 6/30/2015	86,055
		67,586	ProSiebenSat.1 Media AG Term Loan B, 6.504%
			due 6/30/2016	76,918
	USD	995,000	RCN Corp. Term Loan B, 7.125% due 5/25/2014	917,266
		2,749,638	RH Donnelley, Inc. Term Loan D-2, 6.39% - 7.22%
			due 8/30/2011	2,602,532
		1,591,605	San Juan Cable First Lien Term Loan, 11.97%
			due 10/26/2012	1,426,476
		3,500,000	United Pan Europe Communications Term Loan N,
			6.381% due 11/19/2037	3,130,313
		201,342	Univision Communications, Inc. Delay Draw Term
			Loan, 7.21% due 9/30/2014	165,101
		6,117,597	Univision Communications, Inc. First Lien Term
			Loan, 7.095% - 7.253% due 3/31/2016	5,735,247
		1,000,000	Univision Communications, Inc. Second Lien Term Loan,
			7.345% due 3/15/2009	937,500
		1,916,081	Warner Music Group Term Loan B, 5.718% - 7.081%
			due 2/28/2011	1,781,955
	EUR	1,500,000	Yell Group Plc Term Loan B, 6.438% due 4/21/2008	2,065,586
	USD	1,000,000	Yell Group Plc Term Loan B, 6.845% due 8/09/2013	935,000
				102,143,368
Metals & Mining - 0.1%		784,495	Compass Minerals Group, Inc. Term Loan,
			6.33% - 6.59% due 12/22/2012	756,057
Multi-Utilities - 0.9%		496,250	Brand Energy & Infrastructure Services, Inc. Term
			Loan B, 7.125% - 7.313% due 2/15/2014	460,272
		500,000	Brand Energy & Infrastructure Services, Inc. Term
			Loan B, 11.063% - 11.19% due 2/15/2015	450,000
		127,389	Coleto Creek Letter of Credit, 7.948% due 7/31/2013	119,427
		1,821,972	Coleto Creek Term Loan B, 7.58% due 7/31/2013	1,708,098
		70,313	MACH Gen LLC Letter of Credit, 6.83%
			due 2/22/2014	62,930
		672,891	MACH Gen LLC Term Loan, 7% due 2/22/2014	602,237
		158,537	NE Energy Letter of Credit, 7.375% due 10/03/2013	144,268

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	1,290,497	NE Energy Term Loan B, 7.43% due 10/31/2013	$1,180,805
		469,160	Wolf Hollow I LP First Lien Term Loan, 7.08%
			due 6/22/2012	426,935
		400,000	Wolf Hollow I LP Letter of Credit, 7.095%
			due 6/22/2012	364,000
		100,000	Wolf Hollow I LP Revolving Credit, 7.095% - 7.278%
			due 6/22/2012	89,000
				5,607,972
Multiline Retail - 0.2%		1,439,873	Neiman Marcus Group, Inc. Term Loan,
			6.29% - 6.90% due 4/06/2013	1,318,738
Oil, Gas & Consumable Fuels - 1.1%		445,000	Big West Oil & Gas Term Loan B, 7.095%
			due 5/15/2014	418,300
		75,040	CR Gas Storage Bridge Loan, 6.741% due 5/08/2011	70,538
		51,660	CR Gas Storage Delay Draw Term Loan, 6.808%
			due 5/08/2013	48,560
		461,205	CR Gas Storage Term Loan, 7.323% due 5/08/2013	433,533
		76,263	CR Gas Storage Term Loan B, 7.323% due 5/08/2013	71,687
		243,243	Coffeyville Resources LLC Letter of Credit, 7.979%
			due 12/21/2013	231,993
		791,317	Coffeyville Resources LLC Term Loan D,
			7.479% - 9.00% due 12/28/2013	754,719
		1,575,000	Drummond Oil Term Loan B, 5.469% due 2/15/2012	1,543,500
		1,500,000	SandRidge Energy, Inc. Term Loan, 8.625%
			due 3/01/2015	1,481,250
		1,500,000	SandRidge Energy, Inc. Term Loan B, 8.354%
			due 3/01/2014	1,425,000
		923,929	Western Refining Term Loan B, 6.595%
			due 5/30/2014	841,545
				7,320,625
Paper & Forest Products - 2.2%		995,000	Appleton Papers, Inc. Term Loan B, 6.293% - 6.65%
			due 6/05/2014	912,912
		30,611	Cenveo, Inc. Delay Draw Term Loan, 6.66%
			due 9/07/2013	28,201
		921,153	Cenveo, Inc. Term Loan C, 6.66% due 9/07/2013	848,612
		2,441,094	Georgia-Pacific Corp. First Lien Term Loan B,
			6.58% - 6.896% due 2/14/2013	2,249,295
		3,500,000	Georgia Pacific Corp. Term Loan B, 6.58% - 7.474%
			due 11/22/2012	3,225,002
		2,493,703	Georgia Pacific Corp. Term Loan B-2, 6.58% - 6.896%
			due 3/08/2013	2,297,770
		2,000,000	NewPage Corp. Tem Loan B, 8.688% due 12/07/2014	1,936,666
		1,611,111	SP Newsprint Co. Tranche B-1 Credit Linked
			Deposit, 8.595% due 1/09/2010	1,433,889
		1,250,000	Verso Paper Holdings LLC Term Loan B, 11.161%
			due 2/01/2013	1,143,750
				14,076,097
Personal Products - 0.4%		750,000	American Safety Razor Co. Second Lien Term Loan,
			11.69% due 1/25/2014	735,000
		363,748	Bare Escentuals Beauty, Inc. First Lien Term Loan,
			6.57% due 2/18/2012	348,289

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	1,268,556	Prestige Brands Term Loan B-1, 6.968% - 7.093%
			due 10/06/2010	$1,226,535
				2,309,824
Pharmaceuticals - 0.5%		1,492,500	Pharmaceutical Technologies & Services (PTS) Term
			Loan, 7.08% due 4/15/2014	1,317,131
		1,494,283	Warner Chilcott Term Loan B, 6.845% - 7.198%
			due 1/18/2012	1,418,324
		513,971	Warner Chilcott Term Loan C, 6.83% - 6.84%
			due 1/30/2013	487,845
				3,223,300
Real Estate Management &		3,000,000	Enclave Term Loan B, 6.14% due 3/01/2012	2,848,428
Development - 1.2%		3,000,000	Georgian Towers Term Loan, 6.14% due 3/01/2012	2,736,438
		750,000	Pivotal Promontory Second Lien Term Loan, 12.75%
			due 8/11/2011 (e)	187,500
		1,492,500	Realogy Corp. Term Loan B, 7.505% due 9/22/2014	1,248,103
		411,467	Yellowstone Club Term Loan B, 7.22%
			due 10/15/2010	367,234
				7,387,703
Road & Rail - 0.7%		1,750,000	Rail America, Inc. Term Loan, 7.12% due 10/15/2008	1,706,250
		3,976,744	Swift Transportation Co., Inc. Term Loan B, 7.94%
			due 5/15/2014	3,045,939
				4,752,189
Semiconductors & Semiconductor		986,875	Marvell Technology Group Term Loan B, 7.33%
Equipment - 0.2%			due 11/08/2009	927,663
Software - 0.2%		987,500	Bankruptcy Management Solutions, Inc. First Lien
			Term Loan, 7.60% due 7/06/2012	886,281
		413,519	CCC Information Services, Inc. Term Loan B, 7.36%
			due 2/10/2013	401,113
				1,287,394
Specialty Retail - 1.2%		1,745,614	ADESA, Inc. Term Loan B, 7.08% due 10/30/2013	1,522,113
		586,040	Burlington Coat Factory Warehouse Corp. Term
			Loan B, 7.32% due 4/15/2013	501,715
		1,241,880	Claire's Stores Term Loan B, 7.58% - 7.595%
			due 5/24/2014	1,009,648
		660,946	Eye Care Centers of America, Inc. Term Loan,
			7.35% - 7.93% due 3/01/2012	647,727
		1,500,000	Orchard Supply Hardware Term Loan B, 7.542%
			due 12/21/2013	1,260,000
		396,000	Petco Animal Supplies Term Loan B, 7.08% - 7.21%
			due 3/22/2013	365,310
		918,503	Rent-A-Center Term Loan B, 5.74% - 7.27%
			due 6/30/2012	833,542
		1,940,227	Sensata Technologies Term Loan B, 6.76%
			due 4/27/2013	1,730,267
				7,870,322
Textiles, Apparel & Luxury		992,500	David's Bridal, Inc. Term Loan B, 6.58%
Goods - 0.4%			due 1/30/2014	908,138
		494,669	Renfro Corp. Term Loan B, 8.08% - 8.31%
			due 10/05/2013	445,202
		698,281	St. John Knits, Inc. Term Loan B, 7.843%
			due 8/24/2013	684,316

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Floating Rate Loan Interests++	Value
	USD	296,806	Warnaco, Inc. Term Loan, 5.871% - 6.70%
			due 1/31/2013	$290,127
				2,327,783
Trading Companies &		1,234,375	Beacon Sales Co. Term Loan B, 6.729% - 7.081%
Distributors - 0.2%			due 10/31/2013	1,110,938
		466,513	United Rentals, Inc. Term Loan, 7.11% due 2/14/2011	445,520
				1,556,458
Wireless Telecommunication		1,492,750	Cellular South Term Loan B, 4.744% - 7.00%
Services - 0.6%			due 5/16/2014	1,418,112
		609,626	NG Wireless First Lien Term Loan, 7.593% -7.595%
			due 11/12/2037	591,337
		1,695,485	NTELOS Inc. Term Loan B, 7.10% due 8/14/2011	1,634,024
				3,643,473
			Total Floating Rate Loan Interests
			(Cost - $436,751,787) - 62.4%	401,925,124
			Corporate Bonds
Aerospace & Defense - 0.5%		1,715,000	CHC Helicopter Corp., 7.375% due 5/01/2014	1,582,087
		330,000	DRS Technologies, Inc., 6.875% due 11/01/2013	323,400
		310,000	DRS Technologies, Inc., 7.625% due 2/01/2018	306,125
		650,000	Hexcel Corp., 6.75% due 2/01/2015	627,250
		570,000	TransDigm, Inc., 7.75% due 7/15/2014	572,850
				3,411,712
Air Freight & Logistics - 0.1%		905,000	Park-Ohio Industries, Inc., 8.375% due 11/15/2014	735,312
Airlines - 0.1%		520,000	American Airlines, Inc. Series 99-1, 7.324%
			due 4/15/2011	509,600
Auto Components - 0.4%		825,000	Allison Transmission, 11.25% due 11/01/2015 (c)(j)	641,236
		1,575,000	Lear Corp., 8.75% due 12/01/2016	1,401,750
		1,000,000	Metaldyne Corp., 10% due 11/01/2013 (m)	720,000
				2,762,986
Automobiles - 1.2%		7,500,000	DaimlerChrysler NA Holding Corp., 4.05%
			due 6/04/2008 (m)	7,510,747
		500,000	Ford Capital BV, 9.50% due 6/01/2010	460,000
				7,970,747
Building Products - 0.7%		750,000	CPG International I, Inc., 10.50% due 7/01/2013	667,500
		269,000	Goodman Global Holding Co., Inc., 7.991%
			due 6/15/2012 (a)	271,690
		1,475,000	Goodman Global Holding Co., Inc., 7.875%
			due 12/15/2012	1,595,360
		2,590,000	Momentive Performance Materials, Inc., 11.50%
			due 12/01/2016	2,023,437
				4,557,987
Capital Markets - 1.0%		2,500,000	E*Trade Financial Corp., 12.50% due 11/30/2017 (c)	2,387,500
		2,651,000	Marsico Parent Co., LLC, 10.625% due 1/15/2016 (c)	2,664,255
		909,000	Marsico Parent Holdco, LLC, 12.50% due 7/15/2016 (c)(j)	913,545
		606,000	Marsico Parent Superholdco, LLC, 14.50%
			due 1/15/2018 (c)(j)	574,254
				6,539,554
Chemicals - 1.5%		1,100,000	American Pacific Corp., 9% due 2/01/2015	1,083,500
		2,085,000	Ames True Temper, Inc., 8.258% due 1/15/2012 (a)	1,688,850
		120,000	Chemtura Corp., 6.875% due 6/01/2016	109,200
		310,000	Huntsman LLC, 11.50% due 7/15/2012	328,600
	EUR	1,490,000	Ineos Group Holdings Plc, 7.875% due 2/15/2016 (c)	1,583,857
	USD	2,090,000	Ineos Group Holdings Plc, 8.50% due 2/15/2016 (c)	1,630,200

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	2,225,000	Innophos, Inc., 8.875% due 8/15/2014	$2,186,062
		980,000	Key Plastics LLC, 11.75% due 3/15/2013 (c)	735,000
		500,000	NOVA Chemicals Corp., 7.863% due 11/15/2013 (a)	425,000
		115,000	Terra Capital, Inc. Series B, 7% due 2/01/2017	112,987
				9,883,256
Commercial Services &		2,000,000	Casella Waste Systems, Inc., 9.75% due 2/01/2013	1,995,000
Supplies - 2.2%		5,236,000	DI Finance Series B, 9.50% due 2/15/2013 (m)	5,458,530
		350,000	FTI Consulting, Inc., 7.75% due 10/01/2016	362,250
		990,000	Sally Holdings LLC, 10.50% due 11/15/2016	878,625
		2,065,000	Waste Services, Inc., 9.50% due 4/15/2014	1,920,450
		3,595,000	West Corp., 11% due 10/15/2016	3,271,450
				13,886,305
Communications Equipment - 0.5%		3,300,000	Nortel Networks Ltd., 8.508% due 7/15/2011 (a)	3,069,000
Containers & Packaging - 1.0%		835,000	Berry Plastics Holding Corp., 8.866% due 9/15/2014 (a)	684,700
		1,210,000	Berry Plastics Holding Corp., 8.875% due 9/15/2014	1,073,875
		885,000	Crown Americas LLC, 7.75% due 11/15/2015	900,487
		585,000	Graham Packaging Co. LP, 8.50% due 10/15/2012	514,800
		1,370,000	Impress Holdings BV, 7.383% due 9/15/2013 (a)(c)	1,260,400
		2,020,000	Pregis Corp., 12.375% due 10/15/2013	2,030,100
				6,464,362
Diversified Financial		2,800,000	Ford Motor Credit Co., 7.375% due 2/01/2011 (m)	2,557,313
Services - 1.7%		565,000	Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (a)	475,924
		60,000	Ford Motor Credit Co. LLC, 8.708% due 4/15/2012 (a)	58,656
		1,665,000	Ford Motor Credit Co. LLC, 7.80% due 6/01/2012	1,474,734
		2,735,000	General Motors Acceptance Corp., 6.875%
			due 8/28/2012 (m)	2,322,149
		4,409,688	Structured Asset Repackaged Trust, 5.806%
			due 1/21/2010	4,365,591
				11,254,367
Diversified Telecommunication		1,420,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	1,420,000
Services - 3.0%		5,000,000	Deutsche Telekom International Finance BV, 8%
			due 6/15/2010 (m)	5,391,275
		1,364,000	Qwest Communications International, Inc., 6.565%
			due 2/15/2009 (a)	1,357,180
		3,595,000	Qwest Communications International, Inc., 7.50%
			due 2/15/2014	3,559,050
		2,500,000	Qwest Corp., 8.241% due 6/15/2013 (a)(m)	2,437,500
		1,500,000	Wind Acquisition Finance SA, 10.75%
			due 12/01/2015 (c)	1,590,000
		2,340,000	Windstream Corp., 8.125% due 8/01/2013 (m)	2,398,500
		1,060,000	Windstream Corp., 8.625% due 8/01/2016	1,097,100
				19,250,605
Electric Utilities - 0.8%		590,000	Edison Mission Energy, 7.50% due 6/15/2013	603,275
		151,376	Elwood Energy LLC, 8.159% due 7/05/2026 (k)	149,431
		4,324,265	Midwest Generation LLC Series B, 8.56%
			due 1/02/2016 (k)(m)	4,653,990
				5,406,696
Electrical Equipment - 0.5%		3,765,000	Superior Essex Communications LLC, 9%
			due 4/15/2012	3,539,100

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
Electronic Equipment &	USD	315,000	Sanmina-SCI Corp., 6.75% due 3/01/2013	$272,475
Instruments - 0.4%		2,560,000	Sanmina-SCI Corp., 8.125% due 3/01/2016 (m)	2,233,600
				2,506,075
Energy Equipment & Services - 0.4%		255,000	Compagnie Generale de Geophysique-Veritas, 7.50%
			due 5/15/2015	251,175
		420,000	Compagnie Generale de Geophysique-Veritas, 7.75%
			due 5/15/2017	415,800
		380,000	Grant Prideco, Inc. Series B, 6.125% due 8/15/2015 (m)	388,550
		270,000	North American Energy Partners, Inc., 8.75%
			due 12/01/2011	263,250
		1,240,000	SemGroup LP, 8.75% due 11/15/2015 (c)	1,159,400
				2,478,175
Food & Staples Retailing - 1.2%		5,000,000	Rite Aid Corp., 8.125% due 5/01/2010 (m)	4,818,750
		3,440,000	Rite Aid Corp., 7.50% due 3/01/2017 (m)	2,949,800
				7,768,550
Gas Utilities - 0.2%		400,000	El Paso Natural Gas Co., 8.375% due 6/15/2032	466,326
		725,000	Targa Resources, Inc., 8.50% due 11/01/2013	683,312
				1,149,638
Health Care Equipment &		670,000	Biomet, Inc., 11.625% due 10/15/2017 (c)	654,088
Supplies - 1.7%		500,000	LVB Acquisition Merger Sub, Inc., 10%
			due 10/15/2017 (c)	515,000
		500,000	LVB Acquisition Merger Sub, Inc., 10.375%
			due 10/15/2017 (c)(j)	479,186
		3,000,000	Norcross Safety Products LLC Series B, 9.875%
			due 8/15/2011	3,090,000
		6,420,000	ReAble Therapeutics Finance LLC, 10.875%
			due 11/15/2014 (c)	6,099,000
				10,837,274
Health Care Providers &		1,985,000	Tenet Healthcare Corp., 6.50% due 6/01/2012	1,741,837
Services - 0.7%		2,948,000	Viant Holdings, Inc., 10.125% due 7/15/2017 (c)	2,476,320
				4,218,157
Hotels, Restaurants &		5,860,000	American Real Estate Partners LP, 8.125%
Leisure - 2.5%			due 6/01/2012 (m)	5,742,800
		1,480,000	American Real Estate Partners LP, 7.125%
			due 2/15/2013 (m)	1,372,700
		1,430,000	Greektown Holdings, LLC, 10.75% due 12/01/2013 (c)	1,365,650
		5,695,000	Harrah's Operating Co., Inc., 10.75% due 2/01/2016 (c)	5,153,975
		1,790,000	Harrah's Operating Co., Inc., 10.75% due 2/01/2018 (c)(j)	1,521,500
		1,350,000	Tropicana Entertainment LLC Series WI, 9.625%
			due 12/15/2014	816,750
		220,000	Universal City Florida Holding Co. I, 7.989%
			due 5/01/2010 (a)	212,300
		100,000	Wynn Las Vegas LLC, 6.625% due 12/01/2014	96,375
				16,282,050
Household Durables - 0.4%		3,000,000	DR Horton, Inc., 5.875% due 7/01/2013 (m)	2,730,000
IT Services - 1.0%		950,000	iPayment, Inc., 9.75% due 5/15/2014	878,750
		3,953,423	iPayment Investors LP, 12.75% due 7/15/2014 (c)(j)	3,865,639
		790,000	SunGard Data Systems, Inc., 9.125% due 8/15/2013	801,850
		642,000	SunGard Data Systems, Inc., 10.25% due 8/15/2015	642,000
				6,188,239
Independent Power Producers &		3,428,000	The AES Corp., 8.75% due 5/15/2013 (c)	3,582,260
Energy Traders - 0.9%		210,000	NRG Energy, Inc., 7.25% due 2/01/2014	204,487

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	1,185,000	NRG Energy, Inc., 7.375% due 2/01/2016	$1,145,006
		580,000	Orion Power Holdings, Inc., 12% due 5/01/2010	630,750
				5,562,503
Leisure Equipment & Products - 0.1%		575,000	Quiksilver, Inc., 6.875% due 4/15/2015	445,625
Machinery - 1.5%		1,700,000	AGY Holding Corp., 11% due 11/15/2014 (c)	1,598,000
		850,000	Accuride Corp., 8.50% due 2/01/2015	671,500
		2,000,000	RBS Global, Inc., 9.50% due 8/01/2014	1,805,000
		1,430,000	RBS Global, Inc., 11.75% due 8/01/2016	1,215,500
		3,125,000	Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (c)	2,562,500
		2,000,000	Terex Corp., 8% due 11/15/2017	1,965,000
				9,817,500
Marine - 0.2%		1,225,000	Navios Maritime Holdings, Inc., 9.50%
			due 12/15/2014	1,176,000
Media - 10.6%		1,975,000	Affinion Group, Inc., 10.125% due 10/15/2013	1,955,250
		850,000	Affinion Group, Inc., 11.50% due 10/15/2015	786,250
		420,000	American Media Operations, Inc. Series B, 10.25%
			due 5/01/2009	312,900
		2,425,000	CMP Susquehanna Corp., 9.875% due 5/15/2014	1,673,250
		800,000	Cablevision Systems Corp. Series B, 9.644%
			due 4/01/2009 (a)	800,000
		2,415,000	Charter Communications Holdings I, LLC, 11%
			due 10/01/2015	1,729,744
		2,895,000	Charter Communications Holdings II, LLC, 10.25%
			due 9/15/2010	2,738,687
		6,685,000	Comcast Cable Communications LLC, 6.875%
			due 6/15/2009 (m)	6,922,578
		1,650,000	Dex Media West LLC, 9.875% due 8/15/2013	1,683,000
		500,000	DirecTV Holdings LLC, 8.375% due 3/15/2013	516,875
		2,800,000	Echostar DBS Corp., 5.75% due 10/01/2008	2,800,000
		1,330,000	Echostar DBS Corp., 7% due 10/01/2013	1,333,325
		200,000	Echostar DBS Corp., 7.125% due 2/01/2016	199,750
		2,525,000	Idearc, Inc., 8% due 11/15/2016	2,259,875
		2,815,000	Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (a)	2,878,337
		345,000	Intelsat Bermuda Ltd., 7.581% due 1/15/2015 (a)	345,000
		1,800,000	Intelsat Bermuda Ltd., 9.25% due 6/15/2016	1,795,500
		2,495,000	Intelsat Corp., 9% due 6/15/2016	2,476,288
		1,340,000	Intelsat Subsidiary Holding Co. Ltd., 8.625%
			due 1/15/2015	1,334,975
		1,520,000	Network Communications, Inc., 10.75%
			due 12/01/2013	1,402,200
		4,340,000	Nielsen Finance LLC, 10% due 8/01/2014	4,383,400
		1,841,000	PanAmSat Corp., 9% due 8/15/2014	1,827,192
		2,000,000	Paxson Communications Corp., 7.508%
			due 1/15/2012 (a)(c)	1,800,000
		3,287,252	ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(b)(c)	3,451,615
		3,465,000	R.H. Donnelley Corp. Series A-3, 8.875%
			due 1/15/2016	2,971,237
		925,000	Rainbow National Services LLC, 8.75%
			due 9/01/2012 (c)	935,406
		3,134,000	Rainbow National Services LLC, 10.375%
			due 9/01/2014 (c)	3,329,875

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	2,000,000	Salem Communications Corp., 7.75% due 12/15/2010	$1,977,500
		460,000	Sinclair Broadcast Group, Inc. Class A, 4.875%
			due 7/15/2018 (b)(n)	414,575
		185,000	Sirius Satellite Radio, Inc., 9.625% due 8/01/2013	158,175
		4,500,000	TL Acquisitions, Inc., 10.50% due 1/15/2015 (c)	4,095,000
		2,390,000	Vertis, Inc., 9.75% due 4/01/2009	2,043,450
		1,575,000	Windstream Regatta Holdings, Inc., 11%
			due 12/01/2017 (c)	1,433,250
		4,342,000	Young Broadcasting, Inc., 10% due 3/01/2011	3,234,790
				67,999,249
Metals & Mining - 1.2%		2,200,000	AK Steel Corp., 7.75% due 6/15/2012 (m)	2,189,000
		1,915,000	Freeport-McMoRan Copper & Gold, Inc., 8.394%
			due 4/01/2015 (a)	1,879,094
		3,670,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%
			due 4/01/2017 (m)	3,899,375
				7,967,469
Multiline Retail - 0.7%		4,400,000	JC Penny Corp. Inc., 8% due 3/01/2010 (m)	4,623,815
		73,000	Neiman Marcus Group, Inc., 9% due 10/15/2015 (j)	72,764
				4,696,579
Oil, Gas & Consumable Fuels - 1.8%		550,000	Berry Petroleum Co., 8.25% due 11/01/2016	558,250
		1,210,000	Chaparral Energy, Inc., 8.50% due 12/01/2015	1,010,350
		650,000	Chesapeake Energy Corp., 6.375% due 6/15/2015	630,500
		100,000	Chesapeake Energy Corp., 6.875% due 11/15/2020	96,500
		700,000	Compton Petroleum Finance Corp., 7.625%
			due 12/01/2013	647,500
		495,000	EXCO Resources, Inc., 7.25% due 1/15/2011	472,725
		1,599,518	East Cameron Gas Co., 11.25% due 7/09/2019	1,167,648
		250,000	Encore Acquisition Co., 6% due 7/15/2015	225,625
		200,000	Encore Acquisition Co., 7.25% due 12/01/2017	192,500
		70,000	KCS Energy, Inc., 7.125% due 4/01/2012	66,500
		1,990,000	OPTI Canada, Inc., 8.25% due 12/15/2014 (c)(m)	1,950,200
		1,650,000	Overseas Shipholding Group, Inc., 8.75%
			due 12/01/2013	1,724,250
		1,515,000	Sabine Pass LNG LP, 7.50% due 11/30/2016	1,420,312
		160,000	Whiting Petroleum Corp., 7.25% due 5/01/2012	158,400
		1,390,000	Whiting Petroleum Corp., 7.25% due 5/01/2013	1,369,150
				11,690,410
Paper & Forest Products - 0.6%		1,215,000	Abitibi-Consolidated, Inc., 6% due 6/20/2013	826,200
		670,000	Bowater, Inc., 7.991% due 3/15/2010 (a)	529,300
		140,000	Domtar Corp., 7.875% due 10/15/2011	142,100
		300,000	Domtar Corp., 7.125% due 8/15/2015	288,750
		1,500,000	NewPage Corp., 9.489% due 5/01/2012 (m)	1,470,000
		665,000	NewPage Corp., 10% due 5/01/2012	661,675
		200,000	NewPage Corp., 12% due 5/01/2013	198,000
				4,116,025
Real Estate Investment Trusts		2,000,000	Rouse Co. LP, 5.375% due 11/26/2013 (m)	1,759,010
(REITs) - 0.3%
Road & Rail - 0.1%		130,000	Avis Budget Car Rental LLC, 5.565% due 5/15/2014 (a)	110,500
		318,000	Britannia Bulk Plc, 11% due 12/01/2011	317,205
				427,705
Semiconductors & Semiconductor		2,063,000	Amkor Technology, Inc., 7.75% due 5/15/2013	1,846,385
Equipment - 0.7%		490,000	Amkor Technology, Inc., 9.25% due 6/01/2016	461,212

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	3,015,000	Freescale Semiconductor, Inc., 9.125%
			due 12/15/2014 (j)	$2,283,862
				4,591,459
Software - 0.1%		839,252	BMS Holdings, Inc., 12.40% due 2/15/2012 (a)(c)(j)	772,275
Specialty Retail - 2.8%		690,000	Autonation, Inc., 6.258% due 4/15/2013 (a)	577,875
		690,000	Autonation, Inc., 7% due 4/15/2014	614,100
		2,250,000	General Nutrition Centers, Inc., 10.009%
			due 3/15/2014 (j)	1,845,000
		1,880,000	General Nutrition Centers, Inc., 10.75% due 3/15/2015	1,513,400
		5,000,000	Group 1 Automotive, Inc., 8.25% due 8/15/2013 (m)	4,700,000
		1,475,000	Lazy Days' R.V. Center, Inc., 11.75% due 5/15/2012	1,150,500
		2,210,000	Michaels Stores, Inc., 10% due 11/01/2014	1,966,900
		2,570,000	Michaels Stores, Inc., 11.375% due 11/01/2016	2,081,700
		3,500,000	Sonic Automotive, Inc. Series B, 8.625%
			due 8/15/2013	3,290,000
				17,739,475
Tobacco - 0.2%		1,000,000	Reynolds American, Inc., 7.625% due 6/01/2016 (m)	1,059,054
Wireless Telecommunication		270,000	Cricket Communications, Inc., 9.375% due 11/01/2014	245,700
Services - 1.2%		1,120,000	Digicel Group Ltd., 8.875% due 1/15/2015 (c)	988,400
		2,597,019	Digicel Group Ltd., 9.125% due 1/15/2015 (c)(j)	2,251,585
		500,000	MetroPCS Wireless, Inc., 9.25% due 11/01/2014	460,000
		3,850,000	Nordic Telephone Co. Holdings ApS, 8.875%
			due 5/01/2016 (c)(m)	3,907,750
				7,853,435
			Total Corporate Bonds
			(Cost - $320,736,571) - 46.7%	301,073,520
			Foreign Government Obligations
		5,000,000	Colombia Government International Bond, 9.75%
			due 4/23/2009 (m)	5,325,000
		4,871,000	Peru Government International Bond, 8.375%
			due 5/03/2016 (m)	5,806,232
		5,093,000	Turkey Government International Bond, 7%
			due 9/26/2016 (m)	5,411,312
			Total Foreign Government Obligations
			(Cost - $15,850,713) - 2.6%	16,542,544
		Shares
		Held	Common Stocks
Capital Markets - 0.1%		121,011	E*Trade Financial Corp. (d)	601,425
			Total Common Stocks (Cost - $0) - 0.1%	601,425
			Preferred Stocks
Capital Markets - 0.0%		177	Marsico Parent Superholdco, LLC, 16.75% (c)	167,721
Electrical Equipment - 0.0%		125,000	Superior Essex Holding Corp. Series A, 9.50%	93,750
			Total Preferred Stocks (Cost - $286,886) - 0.0%	261,471

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
		Shares
Industry		Held	Warrants (f)	Value
Electric Utilities - 0.0%		1,839	Reliant Resources (expires 10/25/2008)	$34,941
			Total Warrants (Cost - $0) - 0.0%	34,941
		Beneficial
		Interest	Other Interests (g)
Health Care Providers &	USD	7,579	Critical Care Systems International, Inc.	2,547
Services - 0.0%
			Total Other Interests (Cost - $0) - 0.0%	2,547
		Face
		Amount	Short-Term Securities
	USD	1,300,000	Federal Home Loan Bank, 1.35% due 2/01/2008	1,300,000
			Total Short-Term Securities
			(Cost - $1,300,000) - 0.2%	1,300,000
		Number of
		Contracts	Options Purchased
Call Options Purchased		-**	Marsico Parent Superholdco LLC, expiring
			December 2009 at USD 942.86	45,203
			Total Options Purchased
			(Premiums Paid - $44,978) - 0.0%	45,203
			Total Investments (Cost - $958,781,899*) - 140.0%	901,733,373
			Liabilities in Excess of Other Assets - (40.0%)	(257,765,456)
			Net Assets - 100.0%	$ 643,967,917

+	Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
++	Floating rate corporate debt in which the Trust invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$958,908,868
Gross unrealized appreciation	$5,797,358
Gross unrealized depreciation	(62,972,853)
Net unrealized depreciation	$(57,175,495)

**	Amount is less than 1 contract.
(a)	Floating rate security.
(b)	Convertible security.
(c)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non- income producing.

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)

(h)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(i)	Represents the interest only portion of an asset-backed security and has either a nominal or notional amount of principal.
(j)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(k)	Subject to principal paydowns.
(l)	All or portion of security held as collateral in connection with open financial futures contracts.
(m)	All or a portion of security held as collateral in connection with reverse repurchase agreements. Reverse repurchase agreements outstanding as of January 31, 2008 were as follows:

	Interest			Net Closing
Counterparty	Rate	Trade Date	Maturity Date	Amount	Face Amount
Barclays Capital, Inc.	4.86024%	5/01/07	TBD	$4,896,159	$4,709,751
Barclays Capital, Inc.	5.00547%	5/01/07	TBD	$5,075,554	$4,876,875
Barclays Capital, Inc.	5.01202%	5/01/07	TBD	$4,841,636	$4,651,875
Barclays Capital, Inc.	5.01202%	5/01/07	TBD	$4,571,160	$4,392,000
Barclays Capital, Inc.	5.01208%	5/01/07	TBD	$4,958,727	$4,764,375
Barclays Capital, Inc.	5.01373%	5/01/07	TBD	$3,136,885	$3,013,900
Barclays Capital, Inc.	4.97704%	5/17/07	TBD	$3,134,614	$3,019,000
Barclays Capital, Inc.	4.88881%	11/13/07	TBD	$782,191	$759,000
Credit Suisse Securities
(USA) LLC	4.80%	11/13/07	TBD	$2,262,601	$2,238,721
Credit Suisse Securities
(USA) LLC	4.80%	11/13/07	TBD	$7,428,307	$7,349,908
Credit Suisse Securities
(USA) LLC	4.80%	11/13/07	TBD	$4,603,210	$4,554,628
Credit Suisse Securities
(USA) LLC	4.80%	11/13/07	TBD	$2,643,937	$2,616,033
Credit Suisse Securities
(USA) LLC	4.80%	11/13/07	TBD	$5,445,909	$5,388,432
Credit Suisse Securities
(USA) LLC	4.90%	11/13/07	TBD	$2,279,065	$2,254,516
Credit Suisse Securities
(USA) LLC	4.90%	11/13/07	TBD	$1,447,631	$1,432,037
Credit Suisse Securities
(USA) LLC	4.90%	11/13/07	TBD	$1,750,661	$1,731,803
Credit Suisse Securities
(USA) LLC	4.90%	11/13/07	TBD	$5,291,882	$5,234,880
Credit Suisse Securities
(USA) LLC	4.90%	11/13/07	TBD	$1,471,487	$1,455,637
Credit Suisse Securities
(USA) LLC	4.68%	12/05/07	TBD	$11,761,266	$11,673,250
Credit Suisse Securities
(USA) LLC	4.50%	12/11/07	TBD	$3,799,940	$3,775,400
Credit Suisse Securities
(USA) LLC	3.29%	1/29/08	2/12/08	$1,476,752	$1,475,000

BlackRock Limited Duration Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
	Interest			Net Closing
Counterparty	Rate	Trade Date	Maturity Date	Amount	Face Amount
Lehman Brothers, Inc.	1.50%	9/06/06	TBD	$906,981	$888,000
Lehman Brothers, Inc.	5.50%	11/27/06	TBD	$355,942	$334,000
Lehman Brothers, Inc.	5.18%	1/09/07	TBD	$3,534,850	$3,347,938
Lehman Brothers, Inc.	3.25%	1/09/07	TBD	$1,477,958	$1,384,000
Lehman Brothers, Inc.	5.22%	1/11/07	TBD	$17,522,736	$16,596,250
Lehman Brothers, Inc.	5.15%	2/12/07	TBD	$1,873,544	$1,783,238
Lehman Brothers, Inc.	5.25%	2/28/07	TBD	$721,912	$688,000
Lehman Brothers, Inc.	5.25%	2/28/07	TBD	$5,492,587	$5,235,294
Lehman Brothers, Inc.	4.30%	12/12/07	TBD	$3,275,834	$3,256,000
Lehman Brothers, Inc.	4.75%	12/14/07	TBD	$1,995,690	$1,983,650
Lehman Brothers, Inc.	5.00%	12/14/07	TBD	$2,164,632	$2,150,000
Lehman Brothers, Inc.	5.00%	12/14/07	TBD	$5,218,273	$5,183,000
Lehman Brothers, Inc.	5.25%	12/18/07	TBD	$679,430	$675,000
Lehman Brothers, Inc.	5.00%	12/21/07	TBD	$608,328	$604,800
Lehman Brothers, Inc.	5.00%	12/21/07	TBD	$1,994,039	$1,982,475
Lehman Brothers, Inc.	5.00%	12/24/07	TBD	$1,429,703	$1,422,000
Lehman Brothers, Inc.	5.00%	12/26/07	TBD	$3,631,355	$3,612,789
Lehman Brothers, Inc.	5.00%	12/27/07	TBD	$1,699,872	$1,691,415
Total				$137,643,240	$134,184,870
(n)	Represents a step bond.
•	Forward foreign exchange contracts as of January 31, 2008 were as follows:

	Foreign Currency	Foreign Currency	Settlement	Unrealized
	Purchased	Sold	Date	Depreciation
	USD 28,117,220	EUR 19,179,550	4/23/2008	$(321,357)
	USD 10,207,084	GBP 5,195,000	4/23/2008	(68,854)
	Total Unrealized Depreciation on Forward Foreign Exchange Contracts			$(390,211)

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
•	Financial futures contracts sold as of January 31, 2008 were as follows:
	Number of		Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Appreciation
	76	5-Year U.S. Treasury Bond	March 2008	$8,396,386	$191,614
•	Swaps outstanding as of January 31, 2008 were as follows:
	Notional	Unrealized
	Amount	Appreciation
Sold credit default protection on LCDX.NA.9.V1
and receive 2.25%
Broker, JPMorgan Chase
Expires December 2012	$3,500,000	$ -
•	Currency Abbreviations
EUR Euro
GBP British Pound
USD U.S. Dollar

TBD To be determined

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Limited Duration Income Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: March 24, 2008